Inventories - Schedule of Inventories of Work In Progress (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of inventories [line items]
Land	S/ 317,337	S/ 398,120
Work in progress - Real estate	150,537	289,775
Finished properties	203,209	244,240
Construction material	51,131	114,919
Merchandise and supplies	90,504	97,860
Inventories Gross, Total	812,718	1,144,914
Impairment of inventories (Note 5.1-f)	(42,007)	(40,621)
Inventories	770,711	1,104,293
Work in progress-Real estate	150,537	289,775
Klimt [member]
Disclosure of inventories [line items]
Work in progress - Real estate		100,751
Finished properties	44,103
Work in progress-Real estate		100,751
Los Parques de Comas [Member]
Disclosure of inventories [line items]
Work in progress - Real estate	70,647	89,074
Finished properties	16,058	7,336
Work in progress-Real estate	70,647	89,074
Los Parques de Callao [Member]
Disclosure of inventories [line items]
Work in progress - Real estate	53,441	51,613
Finished properties	486	19,736
Work in progress-Real estate	53,441	51,613
Real 2 [member]
Disclosure of inventories [line items]
Work in progress - Real estate		17,181
Finished properties	3,877
Work in progress-Real estate		17,181
Villa el Salvador [member]
Disclosure of inventories [line items]
Work in progress - Real estate	2,141	12,674
Work in progress-Real estate	2,141	12,674
Others [member]
Disclosure of inventories [line items]
Land	28,273	40,166
Work in progress - Real estate	24,308	18,482
Finished properties	404	6,285
Work in progress-Real estate	S/ 24,308	S/ 18,482